COHEN & STEERS DIVIDEND VALUE FUND, INC.

(EFFECTIVE JULY 1, 2019, COHEN & STEERS

ALTERNATIVE INCOME FUND, INC.)

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	96.3%
COMMUNICATIONS	7.6%
TELECOMMUNICATION	5.9%
AT&T, Inc.		63,692	$1,947,702
Motorola Solutions, Inc.		6,593	988,620

			2,936,322

TOWERS	1.7%
Crown Castle International Corp.		6,396	831,544

TOTAL COMMUNICATIONS			3,767,866

CONSUMER DISCRETIONARY—INTERNET & CATALOG RETAIL	1.4%
Amazon.com, Inc.(a)		394	699,378

CONSUMER—CYCLICAL	4.9%
HOTELS, RESTAURANTS & LEISURE	0.5%
Royal Caribbean Cruises Ltd.		2,067	251,678

MEDIA	1.4%
Walt Disney Co. (The)		5,510	727,540

SPECIALTY RETAIL	3.0%
Dollar Tree, Inc.(a)		14,661	1,489,411

TOTAL CONSUMER—CYCLICAL			2,468,629

CONSUMER—NON-CYCLICAL	14.1%
AGRICULTURE	2.3%
Philip Morris International, Inc.		15,074	1,162,658

COSMETICS/PERSONAL CARE	2.7%
Colgate-Palmolive Co.		19,396	1,350,350

FOOD PRODUCTS	5.6%
Hershey Co. (The)		8,598	1,134,592
Tyson Foods, Inc., Class A		21,796	1,654,098

			2,788,690

RETAIL	3.5%
CVS Health Corp.		33,160	1,736,589

TOTAL CONSUMER—NON-CYCLICAL			7,038,287

ENERGY—OIL & GAS	8.6%
Chevron Corp.		11,218	1,277,169
Diamondback Energy, Inc.		4,755	466,275
Encana Corp. (Canada)		39,953	210,552

1

		Shares	Value
EOG Resources, Inc.		4,427	$362,483
Marathon Petroleum Corp.		34,267	1,575,940
Suncor Energy, Inc. (Canada)		12,884	397,025

			4,289,444

FINANCIAL	23.0%
BANKS	7.6%
Bank of America Corp.		65,830	1,751,078
Comerica, Inc.		11,906	819,371
Fifth Third Bancorp		28,437	753,580
PNC Financial Services Group, Inc.		3,938	501,150

			3,825,179

CREDIT CARD	1.6%
American Express Co.		6,987	801,479

DIVERSIFIED FINANCIAL SERVICES	6.3%
BlackRock, Inc.		590	245,180
Goldman Sachs Group		2,461	449,108
Intercontinental Exchange, Inc.		4,624	380,139
JPMorgan Chase & Co.		10,824	1,146,911
Morgan Stanley		22,729	924,843

			3,146,181

INSURANCE	7.5%
Berkshire Hathaway, Inc., Class B(a)		6,003	1,185,113
Chubb Ltd.		10,332	1,509,195
Willis Towers Watson PLC		5,904	1,036,152

			3,730,460

TOTAL FINANCIAL			11,503,299

HEALTH CARE	14.1%
HEALTH CARE EQUIPMENT & SUPPLIES	0.5%
Abbott Laboratories		3,542	269,652

HEALTH CARE PRODUCTS	4.6%
Danaher Corp.		2,460	324,745
Johnson & Johnson		11,316	1,484,093
Thermo Fisher Scientific, Inc.		1,870	499,253

			2,308,091

HEALTH CARE PROVIDERS & SERVICES	7.5%
Anthem, Inc.		7,474	2,077,623

2

		Shares	Value
Laboratory Corp. of America Holdings(a)		6,987	$1,136,156
Universal Health Services, Inc., Class B		4,526	541,083

			3,754,862

PHARMACEUTICAL	1.5%
GlaxoSmithKline PLC (United Kingdom)		37,293	719,977

TOTAL HEALTH CARE			7,052,582

INDUSTRIALS	5.4%
AEROSPACE & DEFENSE	1.7%
Northrop Grumman Corp.		2,755	835,454

ENVIROMENTAL CONTROL	2.6%
Waste Management, Inc.		11,830	1,293,610

MACHINERY	1.1%
Deere & Co.		3,936	551,709

TOTAL INDUSTRIALS			2,680,773

MATERIALS—CHEMICALS	2.2%
Air Products & Chemicals, Inc.		1,575	320,654
Celanese Corp.		2,586	245,489
Ecolab, Inc.		2,755	507,168

			1,073,311

REAL ESTATE—SELF STORAGE	2.8%
Extra Space Storage, Inc.		13,191	1,413,548

TECHNOLOGY	6.7%
SEMICONDUCTORS	1.5%
Broadcom, Inc.		962	242,078
Intel Corp.		11,152	491,134

			733,212

SOFTWARE	2.6%
Microsoft Corp.		7,479	925,002
Zebra Technologies Corp., Class A(a)		2,086	357,624

			1,282,626

TELECOMMUNICATION EQUIPMENT	2.6%
Cisco Systems, Inc.		18,498	962,451

3

		Shares	Value
QUALCOMM, Inc.		5,510	$368,178

			1,330,629

TOTAL TECHNOLOGY			3,346,467

UTILITIES—ELECTRIC UTILITIES	5.5%
FirstEnergy Corp.		30,360	1,252,047
NextEra Energy, Inc.		7,544	1,495,296

			2,747,343

TOTAL COMMON STOCK (Identified cost—$45,075,202)			48,080,927

SHORT-TERM INVESTMENTS	2.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.30%(b)		1,199,387	1,199,387

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,199,387)			1,199,387

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$46,274,589)	98.7%		49,280,314
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		665,385

NET ASSETS	100.0%		$49,945,699

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

4

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(EFFECTIVE JULY 1, 2019, COHEN & STEERS

ALTERNATIVE INCOME FUND, INC.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(EFFECTIVE JULY 1, 2019, COHEN & STEERS

ALTERNATIVE INCOME FUND, INC.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$48,080,927	$47,360,950	$719,977	$—
Short-Term Investments	1,199,387	—	1,199,387	—

Total Investments in Securities(a)	$49,280,314	$47,360,950	$1,919,364	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.